PROVISIONS AND CONTINGENT LIABILITIES - Provision for Litigation (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Judicial proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	$ 48,870	$ 45,485
Judicial proceedings | Less than 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	31,092	25,746
Judicial proceedings | 1 to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	9,422	6,572
Judicial proceedings | Greater than 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	8,356	13,167
Administrative proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	88,883	83,468
Administrative proceedings | Less than 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	0	373
Administrative proceedings | 1 to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	57,863	66,630
Administrative proceedings | Greater than 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	31,020	16,465
Onerous contracts
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	7,400	8,720
Onerous contracts | Less than 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	0	0
Onerous contracts | 1 to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	0	0
Onerous contracts | Greater than 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Provision for litigation	$ 7,400	$ 8,720